TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other payables [abstract]
Schedule of trade and other payables

As at December 31,	2019	2018
Trade payables	$153.9	$221.3
Other payables (i)	65.6	73.5
	$219.5	$294.8
(i)Other payables include dividends, salaries, bonuses, pension, and interest payable, among other accruals.